FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2017
Financial Items [Abstract]
FINANCIAL ITEMS
NOTE 9 – FINANCIAL ITEMS

USDm	2017	2016	2015
Financial income
Interest income from cash and cash equivalents ¹⁾	1.6	0.2	0.3
Exchange rate adjustments, including gain from forward exchange rate contracts	2.7	2.8	0.7
Total	4.3	3.0	1.0

Financial expenses
Interest expenses on mortgage and bank debt ¹⁾	33.3	29.7	15.0
Exchange rate adjustments, including loss from forward exchange rate contracts	3.2	2.6	0.6
Other financial expenses	4.1	5.2	1.3
Total	40.6	37.5	16.9

Total financial items	-36.3	-34.5	-15.9

¹⁾ Interest for financial assets and liabilities not at fair value through profit and loss.